Expense Example - Investor A, C and Institutional - BLACKROCK ENERGY OPPORTUNITIES FUND	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,544
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	1,027
Expense Example, with Redemption, 5 Years	1,426
Expense Example, with Redemption, 10 Years	2,539
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,297
Expense Example, with Redemption, 10 Years	$ 2,820